INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets, as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Software	38,143	53,750
Technology	65,235	61,445
Total cost	103,378	115,195
Less: Accumulated amortization	(24,648)	(38,641)
Intangible assets, net	78,730	76,554

Amortization expenses related to intangible assets were RMB7,914, RMB7,704 and RMB13,993 for the years ended December 31, 2022, 2023 and 2024, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2025	12,317
2026	11,767
2027	11,767
2028	11,126
2029 and years after	29,577
Total	76,554